SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure Text Block1 [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Subsequent to year-end, Brookfield Renewable announced a non-binding proposal to acquire all of the outstanding Class A common stock of TerraForm Power, Inc. ("TerraForm Power") not currently held by Brookfield Renewable and its affiliates (the "Proposed Transaction"). Brookfield Renewable and its affiliates currently own an approximate 62% interest in TerraForm Power. Pursuant to the Proposed Transaction, each share of Class A common stock of TerraForm Power would be acquired for Class A shares of Brookfield Renewable Power Corporation ("BEPC") equivalent to 0.36 of an LP Unit (subject to adjustment on a proportionate basis to reflect the Special Distribution), and the acquisition would close concurrently with the Special Distribution. A transaction can only proceed upon approval by the special committee of TerraForm Power, a majority of TerraForm Power's stockholders not affiliated with Brookfield Renewable and other customary approvals.